Financial Assets and Liabilities - Summary of Gross Carrying Amount of Financial Assets Not Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	₱ 339	₱ 380
Total assets	59,188	75,089
Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Total assets	480	402
Derivative Financial Assets – Net of Current Portion [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	48
Current Portion Of Derivative Financial Assets [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	₱ 93	₱ 22